STOCK-BASED COMPENSATION PLANS - Information Related to Cenovus's Stock-Based Compensation Plans (Detail) shares in Thousands	9 Months Ended
Sep. 30, 2026 shares $ / shares
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	9,140
Number of share options, exercisable (in shares)	2,820
Number of share options, granted (in shares)	2,709
Number of shares issued for stock options exercised (in shares)	4,339
Number of share units, vested and exercised/paid out (in shares)	4,082
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 18.86
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 11.59
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	257
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	7,596
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	2,409
Number of share units, vested and exercised/paid out (in shares)	2,160
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	10,777
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	2,602
Number of share units, vested and exercised/paid out (in shares)	3,409
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	2,052
Number of share units, exercisable (in shares)	2,052
Number of share units, granted (in shares)	372
Number of share units, vested and exercised/paid out (in shares)	188